Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
EQRx, INC. [Member]
Commitment and Contingencies (Tables) [Line Items]
Schedule of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss
		Six Months Ended June 30,
	Classification	2021	2020
Operating lease costs	Research and development	$598	$346
	General and administrative	706	958
Variable lease costs(1)	Research and development	191	79
	General and administrative	226	217
Total lease costs		$1,721	$1,600